Short-term Loan Agreements, Commitments and Contingencies (Details Narrative) - USD ($)									1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 29, 2023	Mar. 28, 2023	Mar. 01, 2023	Feb. 14, 2023	Jan. 10, 2023	Nov. 18, 2022	Sep. 30, 2022	Apr. 22, 2022	Mar. 31, 2023	Apr. 30, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Feb. 15, 2023	Sep. 15, 2022	Feb. 28, 2022
Warrants and Rights Outstanding													$ 824,013
Fair value adjustment of warrants						$ 388,938							1,074,013
Gain (Loss) on Extinguishment of Debt											$ (13,595,000)
General and administrative expense											4,830,000	1,912,000	7,712,000	$ 28,412,000
Put Option [Member]
Fair value adjustment of warrants													250,000
Ocean Biomedical Inc [Member]
Debt Instrument, Face Amount																$ 2,100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights															$ 10.00
Gain (Loss) on Extinguishment of Debt											(13,595,000)
License maintenance fees											3,000
Cost, Maintenance											15,000	$ 12,000
Ocean Biomedical Inc [Member] | Director And Officers [Member]
Total annual premiums				$ 1,200,000
Ocean Biomedical Inc [Member] | Director And Officers [Member] | Premiums Receivable [Member]
General and administrative expense											142,433
Ocean Biomedical Inc [Member] | Contingent Payable Based On Company [Member]
Contingent payments											13,700,000
Ocean Biomedical Inc [Member] | First Cumulative Capital [Member]
Contingent payments											50,000,000
Ocean Biomedical Inc [Member] | Contingent Compensation [Member]
Contingent payments											12,000,000.0
Ocean Biomedical Inc [Member] | Contingent Vendor Payments [Member]
Contingent payments											1,600,000
Ocean Biomedical Inc [Member] | Related Party Expense [Member]
Contingent payments											100,000
Ocean Biomedical Inc [Member] | Rhode Island Hospitallicense [Member]
Proceeds from License Fees Received											$ 3,000
Ocean Biomedical Inc [Member] | Second Street Capital Loans Two [Member]
Debt Instrument, Face Amount					$ 200,000
Debt Instrument, Description					The Company was originally required to repay the principal and accrued interest of the Second Street Loan 2 the earlier of (i) 5 business days after its next financing or closing of the Business Combination or (ii) February 15, 2023
Loan Processing Fee					$ 15,000								25,000
Minimum return assessment fee					35,000
Ocean Biomedical Inc [Member] | Second Street Capital Loans Two [Member] | Minimum [Member]
Increasing loan amount					200,000
Ocean Biomedical Inc [Member] | Second Street Capital Loans Two [Member] | Maximum [Member]
Increasing loan amount					400,000
Ocean Biomedical Inc [Member] | Second Street Loan And Second Street Capital Loans Two [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									150,000		150,000
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 11.50		$ 11.50
Debt Instrument, Description			The Company was required to repay the principal and accrued interest of the Second Street Loan and Second Street Loan 2 the earlier of (i) 5 business days after its next financing or (ii) March 31, 2023. In consideration of the extension, the Company issued to Second Street Capital a warrant to purchase 75,000 shares of the Company’s common stock with an exercise price of $10.34 per share exercisable until March 31, 2028
Fair value adjustment of warrants											$ 524,400
Loan Processing Fee											$ 95,000
Ocean Biomedical Inc [Member] | Common Stock [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				511,712
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 8.06
Ocean Biomedical Inc [Member] | Common Stock [Member] | Second Street Loan And Second Street Capital Loans Two [Member]
Debt Instrument, Description									(i) 5 business days after the Company’s next financing or (ii) May 31, 2023. In addition, an additional warrant was issued to purchase 150,000 shares of the Company’s common stock with an exercise price of $11.50 and a loan fee of $95,000 was charged. The Company recognized as interest expense in Other income/(loss) $524,400 for the warrants issued based on the estimated fair value of the awards on the date of grant in its condensed consolidated financial statements for the three-months ended March 31, 2023
Second Street Capital L L C [Member]
Interest expense													170,255
Second Street Capital L L C [Member] | Put Option [Member]
Interest expense													$ 250,000
Second Street Capital L L C [Member] | Ocean Biomedical Inc [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									75,000		75,000
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 6.22	$ 10.34		$ 10.34
Fair value adjustment of warrants											$ 698,320
Extension fee											75,000
Gain (Loss) on Extinguishment of Debt											239,025
Second Street Capital L L C [Member] | Ocean Biomedical Inc [Member] | Common Stock [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							75,000
Debt Instrument, Description										The Company was originally required to repay the Second Street Loan 2 on the earlier of (i) 5 business days after the Company’s next financing or (ii) November 18, 2022. The Company recognized as interest expense in Other income/(loss) $388,938 in the second quarter of 2022 for the warrants issued based on the estimated fair value of the awards on the date of grant.
Fair value adjustment of warrants							$ 435,075
Second Street Capital Loans Two [Member] | Ocean Biomedical Inc [Member]
Proceeds from Issuance of Debt					$ 150,000
Mc Kra Investments I I I Loan [Member] | Ocean Biomedical Inc [Member]
Fair value adjustment of warrants		$ 789,400									1,417,551
Second Street Capital [Member] | Ocean Biomedical Inc [Member]
Interest expense											883,474
Loans Agreement [Member] | Second Street Capital L L C [Member] | Ocean Biomedical Inc [Member]
Debt Instrument, Face Amount								$ 200,000		$ 200,000							$ 600,000
Debt Instrument, Interest Rate, Stated Percentage										15.00%							15.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								62,500		62,500							312,500
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 3.74						$ 10.20	$ 11.00		$ 11.00							$ 11.00
Warrants and Rights Outstanding, Maturity Date							Sep. 30, 2026			Feb. 22, 2026							Feb. 22, 2026
Warrants and Rights Outstanding																	$ 250,000
Interest expense								$ 388,938
Loans Agreement [Member] | Second Street Capital L L C [Member] | Ocean Biomedical Inc [Member] | Put Option [Member]
Debt Instrument, Face Amount																	$ 250,000
Interest expense											250,000
Loans Agreement [Member] | Mc Kra Investments I I I Loan [Member] | Ocean Biomedical Inc [Member]
Debt Instrument, Face Amount		$ 1,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		200,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 10.34
Fair value adjustment of warrants		$ 789,400
Debt Instrument, Fee Amount		$ 150,000
Loans Arrangement [Member] | Second Street Capital L L C [Member] | Ocean Biomedical Inc [Member]
Debt Instrument, Face Amount	$ 700,000
Debt Instrument, Interest Rate, Stated Percentage	15.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	200,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 10.34
Fair value adjustment of warrants	$ 748,200										698,320
Loan Processing Fee	150,000
Loan fee due maturity	105,000
Interest expense											49,880
Loans Arrangement [Member] | Second Street Capital L L C [Member] | Ocean Biomedical Inc [Member] | Maximum [Member]
Debt Instrument, Face Amount	$ 1,000,000
Loans Arrangement [Member] | Mc Kra Investments I I I Loan [Member] | Ocean Biomedical Inc [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		200,000
Fair value adjustment of warrants											719,231
Interest expense											70,169
License Agreements [Member] | Ocean Biomedical Inc [Member]
Initial license fees											67,000
License fees									$ 378,000		378,000
License Agreements [Member] | Ocean Biomedical Inc [Member] | Rhode Island License [Member]
Proceeds from License Fees Received											268,000
Proceeds from Fees Received											$ 110,000